FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Carrying Amount and Fair Value of Financial Instruments
The carrying amount and fair value of financial instruments are shown below:

	December 31, 2022		December 31, 2021
US$ MILLIONS	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets
Available-for-sale fixed maturity securities	$16,316	$16,316	$2,417	2,417
Equity securities	1,253	1,253	361	361
Mortgage loans on real estate, net of allowance	5,888	5,637	390	392
Private loans	1,144	1,086	294	297
Investment funds	1,671	1,671	263	263
Policy loans	374	374	—	—
Short-term investments	2,402	2,402	1,203	1,203
Separate account assets	1,045	1,045	—	—
Other invested assets:
Derivative assets	44	44	146	146
Separately managed accounts[1]	127	127	—	—
Other[2]	40	40	344	344
Reinsurance funds withheld	5,812	5,812	4,801	4,801
Total financial assets	$36,116	$35,807	$10,219	$10,224
Financial liabilities
Policyholders’ account balances – embedded derivative	$907	$907	$190	190
Market risk benefit	124	124	68	68
Other liabilities:
Derivative liabilities	38	38	1	1
Funds withheld liabilities	10	10	12	12
Notes payable	151	151	—	—
Corporate and subsidiary borrowings	3,652	3,625	693	693
Separate account liabilities	1,045	1,045	—	—
Total financial liabilities	$5,927	$5,900	$964	$964
1.Balance as at December 31, 2022 includes $33 million of assets, and corresponding liabilities, that are not subject to fair value hierarchy.
2.Balance as at December 31, 2021 includes $344 million of our investment in AEL that are not subject to fair value hierarchy.

Fair Value Measurement Inputs and Valuation Techniques	Shown below are the significant unobservable inputs used to calculate the Level 3 fair value of the embedded derivatives within policyholder contract deposits (in millions, except range percentages):

	Fair Value
US$ MILLIONS	December 31, 2022	December 31, 2021	Unobservable Input
Embedded derivative
Indexed Annuities and indexed life	$907	$190	Lapse Rate
			Mortality Multiplier
			Equity Volatility

Fair Value Hierarchy Measurements of Financial Instruments
The fair value hierarchy measurements of the financial instruments are shown below:

	Assets and Liabilities Carried at Fair Value by Hierarchy Level at December 31, 2022
US$ MILLIONS	Total Fair Value	Level 1	Level 2	Level 3
Financial assets
Available-for-sale fixed maturity securities
U.S. treasury and government	$110	$40	$70	$—
U.S. states and political subdivisions	855	—	855	—
Foreign governments	318	—	318	—
Corporate debt securities	13,491	—	13,045	446
Residential mortgage-backed securities	127	—	127	—
Commercial mortgage-backed securities	408	—	408	—
Collateralized debt securities	1,007	—	561	446
Total available-for-sale fixed maturity securities	16,316	40	15,384	892
Equity securities
Common stock	1,156	989	—	167
Preferred stock	75	36	—	39
Private equity and other	22	—	—	22
Total equity securities	1,253	1,025	—	228
Short-term investments	2,402	1,160	—	1,242
Separate account assets[1]	1,012	313	699	—
Other invested assets:
Derivative assets	44	—	43	1
Separately managed accounts	127	—	—	127
Reinsurance funds withheld	5,806	—	5,806	—
Total financial assets	$26,960	$2,538	$21,932	$2,490
Financial liabilities
Policyholders’ account balances – embedded derivative	907	—	181	726
Market risk benefit	124	—	—	124
Other liabilities:
Derivative liabilities	38	25	13	—
Funds withheld liabilities	10	—	10	—
Separate account liabilities[1]	1,012	313	699	—
Total Financial liabilities	$2,091	$338	$903	$850
1.As at December 31, 2022, balance includes $33 million of assets, and corresponding liabilities, that are not subject to fair value hierarchy.

	Assets and Liabilities Carried at Fair Value by Hierarchy Level at December 31, 2021
US$ MILLIONS	Total Fair Value	Level 1	Level 2	Level 3
Financial assets
Available-for-sale fixed maturity securities
U.S. treasury and government	$106	$22	$84	$—
Foreign governments	358	358	—	—
Corporate debt securities	1,787	—	1,787	—
Commercial mortgage-backed securities	149	—	149	—
Collateralized debt securities	17	—	17	—
Total available-for-sale fixed maturity securities	2,417	380	2,037	—
Equity securities
Common stock	244	243	—	1
Preferred stock	19	7	2	10
Private equity and other	98	—	—	98
Total equity securities	361	250	2	109
Short-term investments	1,203	1,203	—	—
Other invested assets:
Derivative assets	146	9	137	—
Reinsurance funds withheld	4,801	—	4,801	—
Total financial assets	$8,928	$1,842	$6,977	$109
Financial liabilities
Policyholders’ account balances – embedded derivative	190	—	—	190
Other liabilities:
Derivative liabilities	1	—	1	—
Funds withheld liabilities	12	—	12	—
Total Financial liabilities	$203	$—	$13	$190

Carrying Value and Estimated Fair Value of Financial Instruments Not Recorded at Fair Value on a Recurring Basis
The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis are shown below:

AS AT DEC. 31, 2022 US$ MILLIONS	FV Hierarchy Level	Carrying Amount	Fair Value
Financial assets
Mortgage loans on real estate, net of allowance	3	$5,888	$5,637
Private loans, net of allowance	3	1,144	1,086
Policy loans	2	374	374
Separately managed accounts	3	127	127
Total financial assets		$7,533	$7,224
Financial liabilities
Corporate and Subsidiary Borrowings	3	$3,652	$3,625
Notes payable	3	151	151
Total financial liabilities		$3,803	$3,776

AS AT DEC. 31, 2021 US$ MILLIONS	FV Hierarchy Level	Carrying Amount	Fair Value
Financial assets
Mortgage loans on real estate, net of allowance	3	$390	$392
Private loans, net of allowance	3	294	297
Total financial assets		$684	$684
Financial liabilities
Corporate and Subsidiary Borrowings	3	$693	$693
Notes payable	3	151	151
Total financial liabilities		$844	$844

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 as at December 31, 2022 and 2021:

	2022		2021
AS AT AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	$109	$—	$—	$—
Fair value changes in net income	(44)	—	—	—
Fair value changes in other comprehensive income	(183)	—	—	—
Acquisitions from business combination	489
Additions	2,570	—	109	—
Disposals	(451)	—	—	—
Balance, end of year	$2,490	$—	$109	$—

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 as at December 31, 2022 and 2021:

	2022		2021
AS AT AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	$109	$—	$—	$—
Fair value changes in net income	(44)	—	—	—
Fair value changes in other comprehensive income	(183)	—	—	—
Acquisitions from business combination	489
Additions	2,570	—	109	—
Disposals	(451)	—	—	—
Balance, end of year	$2,490	$—	$109	$—

Summary of Fair Value, Valuation Techniques and Unobservable Inputs
The following summarizes the fair value, valuation techniques and unobservable inputs of the Level 3 fair value measurements:

Type of Asset	Valuation Techniques	Significant Unobservable Inputs
Equity-index Option	Heston and Black-Scholes Valuation models	• Interest rate (risk-free rate assumptions) • Underlying equity quoted index prices
Available-for-sale fixed maturity securities	Corporate debt securities • Discounted cash flows (yield analysis) • Income approach • Price at cost	Corporate debt securities • Contractual cash flows • Duration • Call provisions • Weighted-average life • Risk premium • Coupon rate
	Collateralized debt securities • Broker quotes • Income approach	Collateralized debt securities • Contractual cash flows • Weighted-average coupon and maturity • Collateral type • Loss severity • Geography
Common shares, preferred shares and private equity	• Broker quotes • Income approach • Current Value Method ("CVM") • Guideline public company method[1]	• Security structure • Last Twelve Months ("LTM") Revenue Multiple[3] • Next Calendar Year ("NCY") Revenue Multiple[5] • NCY +1 EBITDA Multiple[4] • LTM EBITDA Multiple[2]
Separately managed accounts	Common Stock and Warrants • Guideline public company method uses price multiples from data on comparable public companies. • Option pricing method • CVM	Common Stock and Warrants • NCY Multiple • NCY +1 EBITDA Multiple[4] • LTM Revenue Multiple[3] • LTM EBITDA Multiple[2] • Term • Volatility • Discount for lack of marketability ("DLOM")
	Preferred Stock • Guideline public company method uses price multiples from data on comparable public companies. • CVM	Preferred Stock • NCY Revenue Multiple[5] • NCY +1 EBITDA Multiple[4] • LTM Revenue Multiple[3] • LTM EBITDA Multiple[2]
	Fixed Income • Discounted cash flows (yield analysis) • market transactions approach • CVM • Cost	Fixed Income • Discount rate • NCY EBITDA
1.Guideline public company method uses price multiples from data on comparable public companies. Multiples are then adjusted to account for differences between what is being valued and comparable firms.
2.Last Twelve Months (“LTM”) EBITDA Multiple valuation metric shows earnings before interest, taxes, depreciation and amortization adjustments for the past 12-month period.
3.LTM Revenue Multiple valuation metric shows revenue for the past 12-month period.
4.Next Calendar Year (“NCY”) EBITDA Multiple is the forecasted EBITDA expected to be achieved over the next calendar year.
5.NCY Revenue forecast revenue over the next calendar year.